Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill
Goodwill	$ 74,419	$ 65,710
Goodwill arising from acquisitions during the year	5,905	8,709
Exchange differences	1,350
Goodwill	81,674	74,419
Marketing Solutions
Goodwill
Goodwill	53,024	49,621
Goodwill arising from acquisitions during the year		3,403
Goodwill	53,024	53,024
Enterprise Solutions
Goodwill
Goodwill	21,395	16,089
Goodwill arising from acquisitions during the year	5,905	5,306
Exchange differences	1,350
Goodwill	$ 28,650	$ 21,395